Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
CAE Inc.(a)	574,807	$11,754,433

Passenger Airlines — 0.2%
Air Canada(a)(b)	322,035	5,083,764

Automobile Components — 0.8%
Magna International Inc.	492,943	23,850,089

Banks — 23.5%
Bank of Montreal	1,285,515	107,216,212
Bank of Nova Scotia (The)	2,159,673	104,316,581
Canadian Imperial Bank of Commerce	1,643,126	67,746,418
National Bank of Canada	610,151	43,742,096
Royal Bank of Canada	2,511,020	224,613,745
Toronto-Dominion Bank (The)	3,300,457	186,819,238
		734,454,290
Capital Markets — 3.7%
Brookfield Asset Management Ltd.	639,877	19,561,617
Brookfield Corp.	2,553,879	76,701,029
IGM Financial Inc.	150,655	4,425,872
Onex Corp.	124,566	5,640,569
TMX Group Ltd.	100,927	10,985,616
		117,314,703
Chemicals — 1.5%
Nutrien Ltd.	905,856	47,725,098

Commercial Services & Supplies — 1.0%
GFL Environmental Inc.	420,690	15,185,127
RB Global Inc.	327,641	17,114,566
		32,299,693
Construction & Engineering — 0.9%
WSP Global Inc.	225,859	27,989,878

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	268,911	12,529,371

Financial Services — 0.5%
Element Fleet Management Corp.	715,710	10,855,594
Nuvei Corp.(a)(c)	117,504	3,686,553
		14,542,147
Diversified Telecommunication Services — 0.7%
BCE Inc.	131,945	5,952,348
TELUS Corp.	847,563	16,058,431
		22,010,779
Electric Utilities — 2.4%
Emera Inc.	491,672	20,271,736
Fortis Inc.	877,523	36,910,912
Hydro One Ltd.(c)	595,496	16,972,185
		74,154,833
Consumer Staples Distribution & Retail — 4.4%
Alimentation Couche-Tard Inc.	1,424,169	68,958,106
Empire Co. Ltd., Class A, NVS	283,380	7,226,973
George Weston Ltd.	113,989	13,408,297
Loblaw Companies Ltd.	290,899	25,434,108
Metro Inc.	422,652	22,233,208
		137,260,692
Food Products — 0.4%
Saputo Inc.	454,588	11,760,686

Security	Shares	Value

Gas Utilities — 0.3%
AltaGas Ltd.	510,892	$8,663,524

Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International Inc.	535,502	38,879,615

Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp., Class A	233,590	7,839,676
Northland Power Inc.	454,185	9,963,631
		17,803,307
Insurance — 7.8%
Fairfax Financial Holdings Ltd.	41,092	29,494,824
Great-West Lifeco Inc.	505,554	14,311,926
iA Financial Corp. Inc.	187,665	11,960,792
Intact Financial Corp.	317,595	46,805,198
Manulife Financial Corp.	3,352,648	62,113,515
Power Corp. of Canada	1,052,110	27,234,730
Sun Life Financial Inc.	1,062,299	51,452,051
		243,373,036
Retail REITs — 0.1%
RioCan REIT	270,729	3,992,630

IT Services — 5.2%
CGI Inc.(a)	383,185	39,687,522
Shopify Inc., Class A(a)	2,168,990	124,099,781
		163,787,303
Leisure Products — 0.1%
BRP Inc.	65,637	4,666,392

Media — 0.2%
Quebecor Inc., Class B	280,074	6,678,450

Metals & Mining — 8.9%
Agnico Eagle Mines Ltd.	891,553	45,369,047
Barrick Gold Corp.	3,190,440	53,914,323
First Quantum Minerals Ltd.	1,068,656	22,388,638
Franco-Nevada Corp.	347,253	50,464,878
Ivanhoe Mines Ltd., Class A(a)	1,100,012	8,054,600
Kinross Gold Corp.	2,271,217	10,707,763
Lundin Mining Corp.	1,189,106	8,312,793
Pan American Silver Corp.	658,876	10,042,095
Teck Resources Ltd., Class B	823,218	32,134,307
Wheaton Precious Metals Corp.	819,420	37,134,968
		278,523,412
Residential REITs — 0.2%
Canadian Apartment Properties REIT	150,714	5,445,688

Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp.	1,238,140	10,434,123
Canadian Utilities Ltd., Class A, NVS	234,348	6,292,438
		16,726,561
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	97,254	11,681,943
Dollarama Inc.	516,890	31,443,665
		43,125,608
Oil, Gas & Consumable Fuels — 17.3%
ARC Resources Ltd.	1,109,534	13,371,622
Cameco Corp.	785,818	21,875,552
Canadian Natural Resources Ltd.	2,006,775	108,107,150
Cenovus Energy Inc.	2,592,419	41,421,413
Enbridge Inc.	3,670,505	129,217,999
Imperial Oil Ltd.	370,526	16,819,014

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Keyera Corp.	415,078	$9,264,724
Parkland Corp.	256,515	6,398,231
Pembina Pipeline Corp.	997,191	30,191,197
Suncor Energy Inc.	2,412,812	67,594,284
TC Energy Corp.	1,844,370	71,791,168
Tourmaline Oil Corp.	582,491	24,350,913
		540,403,267
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	103,088	6,956,826

Professional Services — 1.2%
Thomson Reuters Corp.	304,129	38,673,111

Real Estate Management & Development — 0.3%
FirstService Corp.	72,226	10,492,057

Ground Transportation — 8.3%
Canadian National Railway Co.	1,029,619	116,090,964
Canadian Pacific Kansas City Ltd.	1,686,095	128,478,576
TFI International Inc.	141,655	14,922,037
		259,491,577
Software — 3.4%
Constellation Software Inc./Canada	36,510	74,445,705
Descartes Systems Group Inc. (The)(a)	153,493	11,867,864
Open Text Corp.	488,736	20,319,897
		106,633,466
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	325,050	8,864,347

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	148,854	11,513,569

Security	Shares	Value

Wireless Telecommunication Services — 0.9%
Rogers Communications Inc., Class B, NVS	642,978	$28,347,870

Total Long-Term Investments — 99.6%
(Cost: $3,712,702,336)		3,115,772,072

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	32,000	32,006
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	1,350,000	1,350,000

Total Short-Term Securities — 0.1%
(Cost: $1,381,992)		1,382,006

Total Investments — 99.7%
(Cost: $3,714,084,328)		3,117,154,078

Other Assets Less Liabilities — 0.3%		9,793,829

Net Assets — 100.0%		$3,126,947,907

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,240,164	$—		$(9,198,721	)(a)	$(3,819)	$(5,618)	$32,006	32,000	$28,156	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	190,000	(a)	—		—	—	1,350,000	1,350,000	68,385		2
						$(3,819)	$(5,618)	$1,382,006		$96,541		$2

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	63	06/15/23	$10,921	$(80,043)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,115,772,072	$—	$—	$3,115,772,072
Short-Term Securities
Money Market Funds	1,382,006	—	—	1,382,006
	$3,117,154,078	$—	$—	$3,117,154,078
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(80,043)	$—	$—	$(80,043)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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